Other Information - Environmental and climate change matters Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Sep. 30, 2023	Jan. 01, 2022
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	€ 30,979
Contractual limit amount	84,933				€ 81,097
Telefónica, S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings	32,704
Sustainable Financing
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	3,050					€ 2,600
Borrowings	21,447				€ 18,796
Sustainable Financing | Hybrid Bond
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued		€ 750	€ 1,100	€ 1,750			€ 200
Sustainable Financing | Sustainable Loan | Telefónica, S.A.
Disclosure of detailed information about borrowings [line items]
Contractual limit amount								€ 5,500
Sustainable Financing | Committed Credit Facilities and Bilateral Loans | Telefónica, S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 4,343